Equity (Narrative) (Details) € / shares in Units, ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 17, 2019 EUR (€)	Jul. 17, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2021 EUR (€) Share shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 EUR (€) Share shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 ILS (₪)	Feb. 23, 2021 EUR (€)	Feb. 23, 2021 ILS (₪)	Feb. 23, 2021 USD ($)	Oct. 26, 2020 EUR (€) € / shares	Oct. 26, 2020 ILS (₪) ₪ / shares	Oct. 26, 2020 USD ($)	Jul. 20, 2020 EUR (€) € / shares shares	Jul. 20, 2020 ILS (₪) ₪ / shares shares	Feb. 28, 2020 EUR (€) € / shares shares	Feb. 28, 2020 ILS (₪) ₪ / shares shares	Jul. 25, 2019
Disclosure of classes of share capital [line items]
Maximum dividend paid			0.00%	0.00%	0.00%	0.00%
Issue of equity			€ 8,682	$ 9,826	€ 21,275	€ 7,807
Liabilities			437,664		335,146		$ 495,347
Aggregate principal amount | €			€ 218,895		€ 198,169
Number of share options exercised to ordinary shares			18,451	18,451	8,000	3,586
Board member and employees [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised to ordinary shares | Share			18,451	18,451	8,000
Series C Debentures [Member]
Disclosure of classes of share capital [line items]
Liabilities | €													€ 1,064
Aggregate principal amount													€ 38,500	₪ 154,000
Interest rate																				3.30%
Series D Debentures [Member]
Disclosure of classes of share capital [line items]
Proceeds from private placement										€ 1,890	₪ 7,504
Liabilities										1,132		$ 1,132
Aggregate principal amount										€ 17,614	₪ 62,000
Interest rate										1.20%	1.20%	1.20%
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares			258,046		258,046	258,046	258,046
Ordinary Shares [Member] | Series 1 Options [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | $															$ 385,000
Ordinary Shares [Member] | Series C Debentures [Member]
Disclosure of classes of share capital [line items]
Price per share | (per share)													€ 37.5	₪ 150
Proceeds from private placement													€ 2,224	₪ 8,891
Ordinary Shares [Member] | Private Placement Undertaking [Member] | Qualified Investors [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issue																450,000	450,000
Price per share | (per share)																€ 18	₪ 70.5
Proceeds from private placement																€ 8,097	₪ 31,725
Ordinary Shares [Member] | Private Placement Undertaking [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Warrant issued to purchase ordinary shares																		178,750	178,750
Exercise price of warrant | (per share)		₪ 39.20																€ 21.6	₪ 80
Number of ordinary shares issue		800,000																715,000	715,000
Price per share | (per share)																		€ 18.9	₪ 70
Issue of equity	€ 7,807	₪ 31,100
Share issue related cost	€ 50	₪ 200
Proceeds from private placement								€ 3,873	₪ 14,300									€ 13,500	₪ 50,050
Amount recognized in other liabilities in connection with warrants																		€ 320	₪ 1,182,000